Goodwill and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	$ 65	$ 57
Cost of sales
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		1
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,975	559
Acquisitions		1,417
Foreign exchange	(11)	(1)
Customer relationship intangible	(20)
Intangible assets other than goodwill at end of period	1,944	1,975
Customer Relationship Intangible
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	426
Acquisitions		470
Amortization	54	43
Foreign exchange	(3)	(1)
Customer relationship intangible	21
Intangible assets other than goodwill at end of period	390	426
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	39	32
Acquisitions		17
Additions		7
Amortization	11	15
Foreign exchange	(1)
Disposals		(2)
Other	(3)
Intangible assets other than goodwill at end of period	24	39
Total
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,440	591
Acquisitions		1,904
Additions		7
Amortization	65	58
Foreign exchange	(15)	(2)
Disposals		(2)
Customer relationship intangible	1
Other	(3)
Intangible assets other than goodwill at end of period	2,358	2,440
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,975
Intangible assets other than goodwill at end of period	1,944	1,975
Cost | Customer Relationship Intangible
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	469
Intangible assets other than goodwill at end of period	486	469
Cost | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	79
Intangible assets other than goodwill at end of period	74	79
Cost | Total
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,523
Intangible assets other than goodwill at end of period	2,504	2,523
Accumulated amortization | Customer Relationship Intangible
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(43)
Intangible assets other than goodwill at end of period	(96)	(43)
Accumulated amortization | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(40)
Intangible assets other than goodwill at end of period	(50)	(40)
Accumulated amortization | Total
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(83)
Intangible assets other than goodwill at end of period	$ (146)	$ (83)